CURRENT ASSETS (Schedule of Trade Receivables Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of financial assets [line items]
Trade receivables | ₪	[1]		₪ 100,387		₪ 88,324
Less - provisions for impairment of trade receivables | ₪			2,370		2,381	₪ 2,155
Total Trade receivables | ₪			₪ 98,017		₪ 85,943
US Dollars [Member]
Disclosure of financial assets [line items]
Trade receivables | $	[1]	$ 26,784
Less - provisions for impairment of trade receivables | $		632		$ 635
Total Trade receivables | $	[2]	$ 26,152

[1]	Less provision for returns in the sum of NIS 2,273 (as of December 31, 2017 - NIS 1,841).
[2]	Convenience Translation into US Dollars.